SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were issued and has determined that it has the following material subsequent events to disclose in these financial statements.

Subsequent to September 30, 2024, GK Partners exercised a portion of its warrant for a total of 22,200 shares. The exercise price was $10.00 per share for total proceeds of $222,000.

On November 11, 2024, the Company announced that it entered into an agreement with Bio-Convert ApS (“Bio-Convert”) to acquire 100% of the outstanding shares of Bio-Convert in exchange for 12 million shares of the Company’s restricted common stock. Bio-Convert is a Denmark-based clinical-stage biopharmaceutical company focused on revolutionizing the treatment of oral leukoplakia, which is a potentially malignant disorder affecting the oral mucosa. Oral leukoplakia is a white patch or plaque that can develop in the oral cavity and cause oral cancer. Bio-Convert is developing a new pharmaceutical drug product for the treatment of oral leukoplakia and the prevention of oral cancer formation.

On November 12, 2024, the Company announced that it entered into an agreement with Orocidin A/S to acquire the remaining 29,663 outstanding shares, or approximately 5%, of Orocidin A/S. In exchange, the Company issued 200,000 shares of restricted common stock to the selling shareholders of Orocidin. Upon closing of the acquisition, Orocidin A/S became a 100% wholly owned subsidiary of the Company.

NOTE 10 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were issued and has determined that it has the following material subsequent events to disclose in these financial statements.

On April 29, 2024, GK Partners exercised a portion of its warrant for 3,000 shares. The exercise price was $10.00 per share for total proceeds of $30,000.

On May 13, 2024, the Company and certain shareholders (the “Sellers”) of Orocidin A/S, a Danish stock corporation (“Orocidin”) entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Sellers sold to the Company 525,597 shares of the capital stock of Orocidin (the “Orocidin Shares”), representing 95.0% of Orocidin’s outstanding shares of capital stock. In exchange, the Company issued 3,800,000 restricted shares of its common stock (the “Company Shares”) to the Sellers. The transaction was consummated on May 13, 2024.

On May 30, 2024, GK Partners exercised a portion of its warrant for 3,000 shares. The exercise price was $10.00 per share for total proceeds of $30,000.

Effective June 3, 2024, Christian Hill-Madsen resigned from the Board of Directors of the Company, and the remaining Board members appointed Peter Severin as his replacement and as Chairman of the Board of Directors. Mr. Hill-Madsen will continue as Chairman of the Board of Orocidin A/S, of which the Company recently acquired 95% of the outstanding shares in exchange for shares of the Company.

On June 3, 2024, the Company’s Board of Directors approved a compensation plan under which the Chairman of the Board of Directors will receive compensation of $20,000 per annum, and each other Director will receive compensation of $10,000 per annum, in consideration of their serving on the Corporation’s Board of Directors, payable in equal installments semiannually in arrears, commencing December 31, 2024, without proration for partial terms.

On June 7, 2024, the Company’s Board of Directors and stockholders holding a majority of the outstanding shares of common stock approved the Company’s 2024 Stock Incentive Plan providing for the issuance of up to 7,000,000 shares of Common Stock for issuance in connection with stock option awards thereunder.

On November 8, 2024, the Company effectuated a 1:10 reverse stock split of its issued and outstanding common stock, rounding up to account for any fractional shares (the “Reverse Stock Split”). The Reverse Stock Split had no effect on the Company’s authorized shares of common stock or preferred stock and the par value will remain unchanged at $0.001, respectively. All common stock share, warrant and per share amounts (except our authorized but unissued shares) have been retroactively adjusted in these consolidated financial statements and related disclosures.